Note 1. Business: New Accounting Pronouncements (Policies)	12 Months Ended
Nov. 30, 2018
Policies
New Accounting Pronouncements

 New Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.